Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Impairment in Cash Generating Units (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 105,668,799	$ 89,191,280
(Impairment)	(48,794,953)	(50,948,816)
Pemex Exploration and Production
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	37,007,434	74,064,522
(Impairment)	(25,047,799)	(36,428,848)
Reversal (impairment) net	11,959,635	37,635,674
Pemex Exploration and Production | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	18,195,996	39,981,311
(Impairment)	0	(1,149,238)
Pemex Exploration and Production | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	9,124,073	0
(Impairment)	(2,965,348)	(7,213,977)
Pemex Exploration and Production | Antonio J. Bermudez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	6,252,924	6,342,147
(Impairment)	(276,546)	0
Pemex Exploration and Production | Tamaulipas constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,603,470	2,678,561
(Impairment)	(916,937)	(376,676)
Pemex Exploration and Production | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	766,217	0
(Impairment)	(8,902,374)	(13,576,172)
Pemex Exploration and Production | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	530,061	0
(Impairment)	(9,563,163)	(308,809)
Pemex Exploration and Production | Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	267,549	20,188
Pemex Exploration and Production | Misión (Cee)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	234,658	0
(Impairment)	(151,347)	(297,469)
Pemex Exploration and Production | Ébano
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	32,486	0
(Impairment)	(61,765)	0
Pemex Exploration and Production | Aceite Terciario del golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	13,493,508
Pemex Exploration and Production | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	8,633,963
(Impairment)	0	(621,456)
Pemex Exploration and Production | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	959,456
(Impairment)	0	(202,649)
Pemex Exploration and Production | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	1,473,714
(Impairment)	(893,504)	(10,556,097)
Pemex Exploration and Production | Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	481,674
Pemex Exploration and Production | Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	(1,123,087)	(368,455)
Pemex Exploration and Production | Ku-Maloob-Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	0	(993,579)
Pemex Exploration and Production | Cuenca de Veracruz
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	0	(494,368)
Pemex Exploration and Production | Cactus Sitio Grande
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	0	(123,472)
Pemex Exploration and Production | Cuenca Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	$ (193,728)	$ (146,431)